Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease Commitments [Abstract]
Lease Commitments

Note 7 — Lease Commitments

The Company enters into lessee arrangements consisting of operating leases for its operations. The Company had four operating leases as of September 30, 2022 and December 31, 2021.

Discount Rate Applied to Property Operating Lease

To determine the present value of minimum future lease payments for its operating lease at January 1, 2020, the Company was required to estimate a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate”).

The lease assets and liabilities were calculated utilizing a discount rate of 12%, according to the Company’s elected policy.

Operating Right of Use Assets and Liabilities

The right of uses assets and liabilities is included in the accompanying condensed consolidated balance sheets as follows:

	September 30, 2022	December 31, 2021
Asset
Operating lease right of use assets	$1,987,544	$1,923,082

Liabilities
Operating lease liabilities, current portion	$268,310	$384,530
Operating liabilities, net of current portion	1,768,609	1,570,388
Total lease liabilities	$2,036,919	$1,954,918

Minimum lease payments under the operating lease are recognized on a straight-line basis over the term of the lease.

For the Year Ended December 31:
2022 (remainder of year)	$148,777
2023	465,164
2024	478,141
2025	491,508
2026	505,277
Thereafter	746,597
Total payments	2,835,464
Less: amount representing interest	(798,545)
Lease obligation, net	2,036,919
Less: current portion	(268,310)
Lease obligation – long-term	$1,768,609

Rent expense for the nine months ended September 30, 2022 and 2021 was $471,566 and $303,195, respectively, reflected in general and administrative in the accompanying condensed consolidated statement of operations.

Note 7 — Lease Commitments

The Company enters into lessee arrangements consisting of operating leases for premises. The Company had four and three operating leases for premises as of December 31, 2021 and 2020, respectively.

Discount Rate Applied to Property Operating Lease

To determine the present value of minimum future lease payments for its operating lease at January 1, 2020, the Company was required to estimate a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate”).

The lease asset and liability were calculated utilizing a discount rate of 12%, according to the Company’s elected policy.

Right of Use Asset and Liability

The right of use asset and liability is included in the accompanying consolidated balance sheets as follows at December 31:

	2021	2020
Asset
Right of use asset	$1,923,082	$495,154

Liability
Right of use liability, current portion	$384,530	$249,284
Right of use liability, net of current portion	1,570,388	223,985
Total lease liability	$1,954,918	$473,269

Minimum lease payments under the operating lease are recognized on a straight-line basis over the term of the lease.

For the Year Ended December 31:
2022	$583,646
2023	369,473
2024	379,579
2025	389,989
2026	400,712
Thereafter	638,895
Total payments	2,762,294
Less: amount representing interest	(807,376)
Lease obligation, net	1,954,918
Less: current portion	(384,530)
Lease obligation – long-term	$1,570,388

Rent expense for the years ended December 31, 2021 and 2020 was $417,669 and $277,113, respectively.